Other gains and losses, and litigation	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other gains and losses, and litigation	Other gains and losses, and litigation
Other gains and losses, and litigation for 2021 comprise a charge of €5 million.
For 2020, this line item comprises a net gain of €136 million, mainly relating to the sale of Seprafilm®.
For 2019, this line item comprises a net gain of €327 million, mainly relating to a gain on settlement of litigation.